ALPS SERIES TRUST

CLARKSTON SELECT FUND

CLARKSTON FOUNDERS FUND

(the “Funds”)

SUPPLEMENT DATED APRIL 26, 2016 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 26, 2016

As of the date of this Supplement, shares of the Funds are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.

13931427.1 (9/8/2015 9:21 AM)